Accrued Expenses and Other Payables	6 Months Ended
Jun. 30, 2025
Payables and Accruals [Abstract]
Accrued expenses and other payables

9. Accrued expenses and other payables

	June 30, 2025	December 31, 2024
Employee related payables	$2,974,222	$2,225,906
Accrued expenses	8,639,521	5,694,788
VAT, duty and excise tax liability	1,433,547	1,557,733
Other	2,632,808	35,505
Total	$15,680,098	$9,513,932